Commitments, contingencies and guarantees - Information on Derivative Contracts and Standby Letters of Credit and Other Guarantees (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	¥ 5,954,567	[1],[2]	¥ 5,155,198	[1],[2]
Maximum potential payout /Notional total	255,694,644	[1],[2]	195,466,506	[1],[2]
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	279	[3]	276	[3]
Maximum potential payout /Notional total	¥ 11,783	[3]	¥ 11,509	[3]

[1]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[2]	Credit derivatives are disclosed in Note 3 "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[3]	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2014 is ¥6,487 million and as of September 30, 2014 is ¥6,898 million.